Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: March 11, 2026

Payment Date	3/16/2026
Collection Period Start	2/1/2026
Collection Period End	2/28/2026
Interest Period Start	2/17/2026
Interest Period End	3/15/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$236,396,035.56	$18,548,552.77	$217,847,482.79	0.550454	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$333,426,035.56	$18,548,552.77	$314,877,482.79

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$363,133,426.31	$342,830,431.21	0.278957
YSOC Amount	$26,887,182.46	$25,132,740.13
Adjusted Pool Balance	$336,246,243.85	$317,697,691.08
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.24819%	ACT/360	$—
Class A-3 Notes	$236,396,035.56	5.82000%	30/360	$1,146,520.77
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$333,426,035.56			$1,583,599.61

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$363,133,426.31	$342,830,431.21
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$336,246,243.85	$317,697,691.08
Number of Receivables Outstanding	29,486	28,771
Weighted Average Contract Rate	5.21%	5.22%
Weighted Average Remaining Term (months)	29.6	28.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,562,607.86
Principal Collections	$20,205,242.45
Liquidation Proceeds	$169,749.17
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,937,599.48
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,937,599.48

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$302,611.19	$302,611.19	$—	$—	$21,634,988.29
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,634,988.29
Interest - Class A-2a Notes	$—	$—	$—	$—	$21,634,988.29
Interest - Class A-2b Notes	$—	$—	$—	$—	$21,634,988.29
Interest - Class A-3 Notes	$1,146,520.77	$1,146,520.77	$—	$—	$20,488,467.52
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$20,186,065.19
First Allocation of Principal	$—	$—	$—	$—	$20,186,065.19
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$20,141,173.02
Second Allocation of Principal	$—	$—	$—	$—	$20,141,173.02
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$20,096,280.85
Third Allocation of Principal	$4,458,344.48	$4,458,344.48	$—	$—	$15,637,936.37
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,593,044.20
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,323,044.20
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,323,044.20
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,502,835.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,502,835.91
Remaining Funds to Certificates	$1,502,835.91	$1,502,835.91	$—	$—	$—
Total	$21,937,599.48	$21,937,599.48	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$26,887,182.46
Increase/(Decrease)	$(1,754,442.33)
Ending YSOC Amount	$25,132,740.13

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$336,246,243.85	$317,697,691.08
Note Balance	$333,426,035.56	$314,877,482.79
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.03%	9	$97,752.65
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	126	$169,749.17
Monthly Net Losses (Liquidation Proceeds)			$(71,996.52)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.59%
Second Preceding Collection Period			0.02%
Preceding Collection Period			(0.05)%
Current Collection Period			(0.24)%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$3,043,985.51
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	48	$827,348.78
60-89 Days Delinquent	0.08%	19	$283,660.24
90-119 Days Delinquent	0.01%	4	$39,787.60
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.34%	71	$1,150,796.62

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$88,060.73
Total Repossessed Inventory		11	$182,880.43

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		23	$323,447.84
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.07%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.14%	30	0.10%